Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net allowances for billed receivables	$ 25	$ 32
Treasury stock at cost, shares	45,314,918	32,037,454
L-3 Holdings (Parent)
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	98,979,411	108,623,509
L-3 Communications
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100